Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Gross Amount and Accumulated Impairment Loss of Goodwill

The gross amount and accumulated impairment losses of goodwill as of December 31, 2013 and 2012 is as follows:

	2013
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	34,201	415,973	1,024,434	$1,545,404
Accumulated impairment losses	—	—	(2,225)	—	(2,225)

Goodwill, net	$70,796	34,201	413,748	1,024,434	$1,543,179

	2012
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	33,944	415,829	—	$520,569
Accumulated impairment losses	—	—	(2,225)	—	(2,225)

Goodwill, net	$70,796	33,944	413,604	—	$518,344

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill as of December 31, 2013 and 2012 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Balance as of December 31, 2011	$70,796	33,188	251,514	—	$355,498
CPAY purchase price allocation	—	—	68,570	—	68,570
ProPay purchase price allocation	—	—	93,520	—	93,520
Currency translation adjustments	—	756	—	—	756

Balance as of December 31, 2012	70,796	33,944	413,604	—	518,344
NetSpend purchase price allocation	—	—	—	1,024,434	1,024,434
ProPay purchase price allocation	—	—	144	—	144
Currency translation adjustments	—	257	—	—	257

Balance as of December 31, 2013	$70,796	34,201	413,748	1,024,434	$1,543,179